UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2006
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
May 15, 2006

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 87
Form 13F Information Table Value Total: 3,596,016

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Allstate Insurance Grp.        COM              020002101   125163 2401894.8420SH    SOLE                        2401894.8420
Altria Group Inc               COM              02209S103    91876 1296591.5817SH    SOLE                        1296591.5817
American International Group   COM              026874107   121780 1842641.0000SH    SOLE                        1842641.0000
American Woodmark Corp         COM              030506109    18882 531897.6535SH     SOLE                        531897.6535
Anadarko Petroleum Corp.       COM              032511107   126184 1249220.0000SH    SOLE                        1249220.0000
BHP BILLITON LTD SPONSORED ADR COM              088606108    38675 970525.0000SH     SOLE                        970525.0000
BankAmerica Corp               COM              060505104      454 9979.4065SH       SOLE                         9979.4065
Beazer Homes Inc.              COM              07556Q105    60389 919161.3800SH     SOLE                        919161.3800
Berkshire Hathaway CL B        COM              084670207      256  85.0000 SH       SOLE                           85.0000
Black & Decker Corp            COM              091797100    70696 813623.8109SH     SOLE                        813623.8109
CHAPARRAL STL CO DEL COM       COM              159423102    16936 260880.0000SH     SOLE                        260880.0000
Capital One Financial Corp.    COM              14040H105   133562 1658740.7350SH    SOLE                        1658740.7350
Caterpillar                    COM              149123101    14471 201520.0000SH     SOLE                        201520.0000
Cemex S A Ssponsor ADR New Rep COM              151290889   172961 2649518.3575SH    SOLE                        2649518.3575
Cendant                        COM              151313103    42353 2441105.0000SH    SOLE                        2441105.0000
Centex Corp                    COM              152312104   126101 2034210.2220SH    SOLE                        2034210.2220
Cisco Systems Inc              COM              17275R102      275 12674.0000SH      SOLE                        12674.0000
Citigroup Inc.                 COM              172967101   120130 2543520.9112SH    SOLE                        2543520.9112
ConocoPhillips                 COM              20825C104   120095 1901744.8400SH    SOLE                        1901744.8400
Countrywide Financial Corp.    COM              222372104   135286 3686280.2951SH    SOLE                        3686280.2951
DEVON ENERGY CORP NEW COM      COM              25179M103    93143 1522691.5640SH    SOLE                        1522691.5640
DOLLAR THRIFTY AUTOMOT COM     COM              256743105      218 4800.0000SH       SOLE                         4800.0000
Dell Inc.                      COM              24702R101      312 10499.0000SH      SOLE                        10499.0000
Dynegy Inc.                    COM              26816Q101     4416 920000.0000SH     SOLE                        920000.0000
EResearch                      COM              29481V108    17055 1185195.0000SH    SOLE                        1185195.0000
Eagle Materials Inc Cl B       COM              26969P207    20757 325399.8453SH     SOLE                        325399.8453
El Paso Corporation            COM              28336l109     9653 801079.0000SH     SOLE                        801079.0000
Exxon Mobil Corp.              COM              30231G102      416 6832.0000SH       SOLE                         6832.0000
FIDELITY NATIONAL TITLE-CL A   COM              31620R105     7167 314774.9750SH     SOLE                        314774.9750
Fannie Mae                     COM              313586109   101029 1965545.0002SH    SOLE                        1965545.0002
Fidelity National Financial    COM              316326107    70692 1989642.0830SH    SOLE                        1989642.0830
GAMCO INVESTORS INC-A          COM              361438104     4979 124640.0000SH     SOLE                        124640.0000
General Electric               COM              369604103     1408 40483.3032SH      SOLE                        40483.3032
Graco Inc.                     COM              384109104     9959 219206.0000SH     SOLE                        219206.0000
Harley Davidson Inc.           COM              412822108    22028 424595.0000SH     SOLE                        424595.0000
Houston Exploration            COM              442120101    40952 777080.0000SH     SOLE                        777080.0000
Intel Corp                     COM              458140100      774 39781.8362SH      SOLE                        39781.8362
International Business Machine COM              459200101    12517 151778.3785SH     SOLE                        151778.3785
J.P. Morgan Chase & Co.        COM              46625h100      245 5889.0000SH       SOLE                         5889.0000
Johnson & Johnson              COM              478160104    86479 1460307.8700SH    SOLE                        1460307.8700
LENNAR CORP CL A               COM              526057104     2721 45065.0000SH      SOLE                        45065.0000
LONE STAR TECHNOLOGIES COM     COM              542312103     2008 36240.0000SH      SOLE                        36240.0000
Lamson & Sessions              COM              513696104     6624 238000.0000SH     SOLE                        238000.0000
MARSHALL EDWARDS INC COM       COM              572322303      432 77397.0000SH      SOLE                        77397.0000
MAVERICK TUBE CORP             COM              577914104    48837 921625.0000SH     SOLE                        921625.0000
Masco Corp                     COM              574599106    36800 1132658.3860SH    SOLE                        1132658.3860
Mastec Inc.                    COM              576323109     6542 461700.0000SH     SOLE                        461700.0000
Meritage Corp.                 COM              59001A102    59305 1079060.0000SH    SOLE                        1079060.0000
Merrill Lynch                  COM              590188108   140386 1782453.5420SH    SOLE                        1782453.5420
Microsoft Corp                 COM              594918104      804 29561.1095SH      SOLE                        29561.1095
Mohawk Industries, Inc.        COM              608190104    36042 446511.0000SH     SOLE                        446511.0000
Morgan Stanley                 COM              617446448    17457 277894.0000SH     SOLE                        277894.0000
NOVAGOLD RES INC COM NEW       COM              66987E206     5886 384700.0000SH     SOLE                        384700.0000
NVR Inc.                       COM              62944T105   112625 152412.0000SH     SOLE                        152412.0000
Nabors Industries LTD New (Ber COM              G6359F103   131850 1841990.0000SH    SOLE                        1841990.0000
National RV Holdings           COM              637277104     2929 457633.0000SH     SOLE                        457633.0000
Nokia Corp Spon ADR            COM              654902204      289 13930.0000SH      SOLE                        13930.0000
Novogen LTD                    COM              67010F103     3549 251710.0000SH     SOLE                        251710.0000
PHH CORP                       COM              693320202     2630 98505.0000SH      SOLE                        98505.0000
Patterson Energy Inc.          COM              703481101   102618 3210834.0460SH    SOLE                        3210834.0460
Pfizer Inc                     COM              717081103    77624 3114935.8187SH    SOLE                        3114935.8187
Polaris Industries, Inc.       COM              731068102    30474 558540.0000SH     SOLE                        558540.0000
Procter & Gamble Co            COM              742718109      265 4597.1458SH       SOLE                         4597.1458
Pulte Homes, Inc.              COM              745867101    25005 650840.0000SH     SOLE                        650840.0000
RTI International Metals Inc.  COM              74973W107    15342 279705.0000SH     SOLE                        279705.0000
Rush Enterprises CLA           COM              781846209     3984 226605.0000SH     SOLE                        226605.0000
Rush Enterprises CLB           COM              781846308     4718 283005.0000SH     SOLE                        283005.0000
SPRINT NEXTEL CORP             COM              852061100    24175 935546.0000SH     SOLE                        935546.0000
Stanley Furniture Inc New      COM              854305208    24740 845805.0000SH     SOLE                        845805.0000
TIDEWATER INC COM              COM              886423102      316 5715.0000SH       SOLE                         5715.0000
Telefonos De Mexico            COM              879403780    73817 3283665.0000SH    SOLE                        3283665.0000
Terex Corp Del                 COM              880779103    49559 625435.0000SH     SOLE                        625435.0000
Texas Industries Inc.          COM              882491103    12213 201900.0000SH     SOLE                        201900.0000
Thor Industries Inc.           COM              885160101    87626 1642165.0000SH    SOLE                        1642165.0000
Toll Brothers Inc.             COM              889478103    68363 1974110.0000SH    SOLE                        1974110.0000
Tyco International LTD         COM              902124106    19841 738125.0000SH     SOLE                        738125.0000
U S Bancorp Del New            COM              902973304      521 17070.0000SH      SOLE                        17070.0000
United Technologies Corp.      COM              913017109      334 5760.0000SH       SOLE                         5760.0000
UnitedHealth Group Inc.        COM              91324P102   109786 1965373.1220SH    SOLE                        1965373.1220
Wal-Mart Stores                COM              931142103      344 7292.0000SH       SOLE                         7292.0000
Washington Mutual Inc.         COM              939322103    54901 1288157.0000SH    SOLE                        1288157.0000
Wells Fargo & Co.              COM              949746101      265 4155.0000SH       SOLE                         4155.0000
Whirlpool Corp                 COM              963320106    55244 603955.0000SH     SOLE                        603955.0000
Winnebago Inds. Inc.           COM              974637100    33189 1093899.1950SH    SOLE                        1093899.1950
Wyeth                          COM              983024100      653 13458.0000SH      SOLE                        13458.0000
YRC WORLDWIDE INC              COM              984249102    61288 1610295.0000SH    SOLE                        1610295.0000
Muhlenkamp Fund                                 962096103      369 4289.3240SH       SOLE                         4289.3240